SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of variable interest entities

Percentage
	Date of	Place of	of
Name of the Branch Offices of the VIE	Incorporation	Incorporation	Ownership
Mingda Jiahe (Tianjin) Co. Ltd. Suzhou Branch	October 13, 2017	Suzhou, China	N/A
Mingda Jiahe (Tianjin) Co. Ltd. Chengdu Branch	June 24, 2019	Chengdu, China	N/A

			Percentage
	Date of	Place of	of
Name of the Deconsolidated Subsidiaries Owned by the VIE	Incorporation	Incorporation	Ownership
Mingda Jiahe (Tianjin) Co. Ltd. Yangzhou Branch	October 18, 2017	Yangzhou, China	N/A
Xishe (Tianjin) Business Management Co., Ltd.	October 20, 2017	Tianjin, China	100%
Xishe (Tianjin) Culture and Media Co., Ltd.	July 25, 2018	Tianjin, China	100%
Xishe Xianglin (Tianjin) Business Operation & Management Co., Ltd.	March 9, 2018	Tianjin, China	51%

Schedule of estimated useful life of fixed assets

Office Equipment and Fixtures	3 or 5 years
Computers	3 years
Software	2 or 10 years
Vehicles	4 years

Schedule of basic and diluted loss per share

	June 30,	June 30,
	2022	2021
Numerator for earnings per share:
Net loss attributable to the Company's ordinary shareholders	$(1,263,601)	$(230,996)
Denominator for basic and diluted earnings per share:
Basic and weighted average ordinary shares	11,675,216	11,675,216
Per share amount
Per share - basic and diluted	$(0.11)	$(0.02)

Schedule of foreign currency translation

	June 30,	June 30,	December 31,
1 US$ = RMB	2022	2021	2021
At end of the period - RMB	6.7030	6.4576	6.3524
Average rate for the period ended - RMB	6.4816	6.4682	6.4491

1 US$ = GBP
At end of the period - GBP	0.8262	—	0.7419
Average rate for the period ended - GBP	0.7713	—	0.7327